UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23230

AlphaCentric Prime Meridian Income Fund
(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, New York 11743
(Address of principal executive offices) (Zip code)

George F. Amrhein, Jr.

36 North New York Ave

Huntington, New York 11743
(Name and address of agent for service)

(631) 629-4237

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

AlphaCentric Prime Meridian Income Fund

Semi-Annual Report

March 31, 2022

You may elect to receive shareholder reports in paper free of charge. You can request to receive paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 1-888-910-0412 to let the Fund know of your request.

AlphaCentric Prime Meridian Income Fund

Table of Contents
Expense Example	1
Portfolio Overview	2
Condensed Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Board of Trustees’ Approval of Advisory and Sub-advisory Agreements	19

AlphaCentric Prime Meridian Income Fund

EXPENSE EXAMPLE

March 31, 2022 (Unaudited)

As a shareholder of AlphaCentric Prime Meridian Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2021, and held through the period ended March 31, 2022.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During the
	10/1/2021	3/31/2022	Ratio(a)	Period(a)
AlphaCentric Prime Meridian Income Fund
Actual	$1,000.00	$1,036.60	2.14%	$10.87
Hypothetical (5% return before expenses)	$1,000.00	$1,014.26	2.14%	$10.75

(a)	Expenses are equal to the Fund’s annualized expense ratio of 2.14%, multiplied by the average account value over the period beginning October 1, 2021 and ending March 31, 2022, multiplied by 182/365 to reflect the one-half year period.

AlphaCentric Prime Meridian Income Fund

PORTFOLIO OVERVIEW

March 31, 2022 (Unaudited)

Portfolio Allocation by Year of Scheduled Maturity(a)

Year of Scheduled Maturity	Percentage(a)
Whole Loans
2022 Whole Loans	0.1%
2023 Whole Loans	3.8%
2024 Whole Loans	8.0%
2025 Whole Loans	8.0%
2026 Whole Loans	14.7%
2027 Whole Loans	5.5%
Total Whole Loans	40.1%

Bridge Loans
2022 Bridge Loans	25.8%
2023 Bridge Loans	13.5%
2024 Bridge Loans	0.7%
2025 Bridge Loans	0.8%
2026 Bridge Loans	0.7%
2027 Bridge Loans	0.6%
Total Bridge Loans	42.1%

Other Assets in Excess of Liabilities	17.8%
Total Net Assets	100.0%

(a)	Percentages are based on total net assets of the Fund. Please refer to the Condensed Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Prime Meridian Income Fund

PORTFOLIO OVERVIEW

March 31, 2022 (Unaudited)

Fund Performance Data

The Fund’s performance figures for the periods ended March 31, 2022, as compared to its benchmarks(b):

	Cumulative		Annualized
		One	Since Inception
	Six Months	Year	(12/31/2019)
AlphaCentric Prime Meridian Income Fund	3.66%	7.38%	7.76%
Bloomberg U.S. High Yield Corporate Bond Index(c)	(4.16)%	(0.66)%	3.19%
Bloomberg U.S. Credit 1-3 Year Index(c)	(2.97)%	(2.60)%	0.43%

(b)	Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

(c)	The Bloomberg U.S. High Yield Corporate Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. The Bloomberg U.S. Credit 1-3 Year Index measures the performance of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 2.9999 years to maturity. It is composed of a corporate component and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. Neither index reflects fees, taxes or expenses. A direct investment in an index is not possible.

AlphaCentric Prime Meridian Income Fund
CONDENSED SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Fair Value
WHOLE LOANS - 40.1%
Consumer Loans - 40.1% (a)
Other Consumer Loans, 21.83%, 11/08/22 - 02/11/27 (b)(c)	LendingClub		$2,217,672	$2,173,269	$2,098,791
Total Whole Loans				2,173,269	2,098,791

BRIDGE LOANS - 42.1%
Real Estate Loans - 42.1% (a)(d)
41159, 8.50%, 03/11/23	Fund That Flip	03/29/21	58,000	58,000	55,849
40969, 9.00%, 10/05/22	Fund That Flip	04/09/21	50,000	50,000	50,364
20890, 8.25%, 08/31/22	Sharestates	12/03/21	50,000	50,000	49,878
39753, 9.00%, 01/15/23	Fund That Flip	03/24/21	50,000	50,000	49,872
40785, 8.25%, 02/25/23	Fund That Flip	03/29/21	50,000	50,000	49,233
45227, 9.00%, 09/21/22	Fund That Flip	10/13/21	50,000	50,000	49,055
20454, 9.50%, 08/31/22	Sharestates	09/07/21	50,000	50,000	48,902
41289, 8.50%, 12/22/22	Fund That Flip	03/29/21	50,000	50,000	48,836
40671, 8.75%, 09/19/22	Fund That Flip	03/29/21	50,000	50,000	48,575
39028, 8.75%, 04/30/23	Fund That Flip	04/01/21	50,000	50,000	48,062
39301, 9.50%, 05/26/22	Fund That Flip	03/31/21	50,000	50,000	48,034
19690, 9.00%, 08/31/22	Sharestates	03/12/21	45,000	45,000	44,967
19684, 10.50%, 02/28/23	Sharestates	03/12/21	45,000	45,000	44,736
44866, 8.50%, 08/10/22	Fund That Flip	12/09/21	45,000	45,000	44,344
41250, 10.00%, 10/27/23	Fund That Flip	07/19/21	40,000	40,000	40,231
41923, 10.00%, 12/10/22	Fund That Flip	07/19/21	40,000	40,000	40,231
42811, 8.50%, 04/28/23	Fund That Flip	11/30/21	41,000	41,000	40,176
20909, 8.50%, 08/31/22	Sharestates	12/09/21	40,000	40,000	39,902
56212, 9.00%, 01/21/23	Fund That Flip	02/24/22	40,000	40,000	39,841
56260, 8.50%, 07/20/22	Fund That Flip	02/24/22	40,000	40,000	39,756
20812, 11.00%, 05/31/22	Sharestates	11/17/21	40,000	40,000	39,755
19682, 8.75%, 04/30/23	Sharestates	03/12/21	40,000	40,000	39,746
19711, 11.00%, 06/30/22	Sharestates	03/17/21	40,000	40,000	39,723
54682, 8.25%, 08/19/22	Fund That Flip	12/09/21	40,000	40,000	39,433
54018, 8.50%, 08/16/22	Fund That Flip	12/08/21	40,000	40,000	39,413
42887, 8.50%, 07/09/22	Fund That Flip	07/19/21	40,000	40,000	38,943
20327, 9.25%, 03/31/24	Sharestates	07/28/21	37,000	37,000	36,720
20681, 9.00%, 10/31/22	Sharestates	10/14/21	35,000	35,000	34,904
20347, 9.00%, 07/31/22	Sharestates	07/30/21	35,000	35,000	34,854
20208, 10.00%, 02/28/23	Sharestates	06/29/21	35,000	35,000	34,834
40833, 8.75%, 06/18/22	Fund That Flip	04/22/21	36,000	36,000	34,668
41710, 9.25%, 04/15/23	Fund That Flip	04/22/21	35,000	35,000	33,586
19675, 9.25%, 01/31/23	Sharestates	03/09/21	31,000	31,000	30,708
41663, 9.50%, 04/02/23	Fund That Flip	04/06/21	30,000	30,000	29,847
41711, 9.50%, 04/02/23	Fund That Flip	04/06/21	30,000	30,000	29,847
18070, 8.75%, 03/31/23	Sharestates	02/24/20	30,000	30,000	29,823
20636, 9.50%, 03/31/23	Sharestates	10/01/21	30,000	30,000	29,693
42375, 9.00%, 07/15/22	Fund That Flip	09/30/21	30,000	30,000	29,323
43347, 8.75%, 08/03/22	Fund That Flip	08/16/21	30,000	30,000	29,285
43028, 8.75%, 07/29/22	Fund That Flip	08/16/21	30,000	30,000	29,237
39333, 8.50%, 04/15/23	Fund That Flip	08/31/21	30,000	30,000	29,110
20403, 9.00%, 08/31/22	Sharestates	08/20/21	29,000	29,000	28,892
42127, 8.75%, 04/30/23	Fund That Flip	05/06/21	30,000	30,000	28,864
17463, 9.00%, 05/31/22	Sharestates	01/16/20	28,000	28,000	27,848
19238, 10.00%, 08/31/22	Sharestates	11/24/20	30,000	30,000	26,659
19234, 9.50%, 08/31/22	Sharestates	11/20/20	30,000	30,000	26,658

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
CONDENSED SCHEDULE OF INVESTMENTS (continued)
March 31, 2022 (Unaudited)

		Original
		Acquisition	Principal
	Platform	Date	Amount	Cost	Fair Value
BRIDGE LOANS - 42.1% (continued)
184333436, 9.00%, 01/01/26	Patch of Land	01/02/20	25,000	25,000	24,994
184333602, 9.00%, 01/01/25	Patch of Land	01/16/20	25,000	25,000	24,994
184333924, 9.20%, 06/01/22	Patch of Land	02/11/20	25,000	25,000	24,994
18833, 8.75%, 06/30/22	Sharestates	07/17/20	25,000	25,000	24,922

Other Real Estate Loans, 9.32%, 04/14/22 - 04/01/27 (b)	Fund That Flip, Patch of Land, Sharestates		348,996	348,996	334,588
Total Bridge Loans				2,253,996	2,207,709

Total Investments - 82.2%				4,427,265	4,306,500

Other Assets in Excess of Liabilities - 17.8%					929,561

TOTAL NET ASSETS - 100.0%					$5,236,061

The Condensed Schedule of Investments provides information regarding the 50 largest investments and summarized information regarding other investments at March 31, 2022. For individual investments disclosed, the description includes the unique loan identification number.

(a)	Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the “Advisor”) pursuant to policies approved by the Board of Trustees of the Fund.

(b)	Rate presented is a weighted average interest rate for loans in this category.

(c)	Includes an investment that is non-income producing.

(d)	Short-term loans backed by single-family, multi-family and commercial properties.

Past-Due Loans Table
	Principal Amount	Fair Value
WHOLE LOANS - 0.52%
Consumer Loans - 0.52% (e)
LendingClub	$84,439	$27,434
Total Whole Loans	$84,439	$27,434

BRIDGE LOANS - 10.49%
Real Estate Loans - 10.49% (e)
Fund That Flip	$240,000	$240,392
Patch of Land	50,000	43,062
Sharestates	277,000	265,999
Total Bridge Loans	$567,000	$549,453

(e)	Calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

ASSETS:
Investments, at fair value (cost $4,427,265)	$4,306,500
Cash and cash equivalents	891,910
Receivable from platforms	35,280
Interest receivable	75,039
Receivable from Advisor	40,561
Prepaid expenses and other assets	22,207
Total assets	5,371,497

LIABILITIES:
Accrued fund administration and accounting fees	17,505
Accrued custody fees	14,155
Accrued professional fees	88,881
Accrued transfer agent fees	7,890
Accrued shareholder servicing fees	2,208
Other accrued expenses	4,797
Total liabilities	135,436

Net Assets	$5,236,061

NET ASSETS CONSIST OF:
Paid in capital	$5,435,934
Total accumulated deficit	(199,873)
Net Assets	$5,236,061

NET ASSET VALUE PER SHARE:
551,449 shares issued and outstanding, no par value, 25,000,000 authorized shares	$9.50

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund

STATEMENT OF OPERATIONS

For the
Six Months Ended
March 31, 2022
(Unaudited)
INVESTMENT INCOME:
Interest income	$316,379
Total investment income	316,379

EXPENSES:
Investment advisory fees	39,135
Professional fees	117,783
Fund administration and accounting fees	51,792
Transfer agent fees	25,954
Custody fees	18,448
Trustees’ fees and related expenses	16,954
Reports to shareholders	8,537
Loan servicing fees	5,012
Federal and state registration fees	4,694
Shareholder servicing fees	2,208
Tax expense	32
Other expenses	18,638
Total expenses before reimbursement	309,187
Reimbursement of expenses by Advisor	(253,266)
Net expenses	55,921

Net Investment Income	260,458

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(6,084)
Net change in unrealized depreciation on investments	(63,733)

Net Realized and Unrealized Loss on Investments	(69,817)

Net Increase in Net Assets Resulting from Operations	$190,641

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	March 31, 2022	Ended
	(Unaudited)	September 30, 2021
OPERATIONS:
Net investment income	$260,458	$415,074
Net realized loss on investments	(6,084)	(122,359)
Net change in unrealized depreciation on investments	(63,733)	(11,628)
Net increase in net assets resulting from operations	190,641	281,087

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions resulting from operations	(252,078)	(408,132)
Net decrease in net assets resulting from distributions paid	(252,078)	(408,132)

CAPITAL SHARE TRANSACTIONS:
Shares sold	505,180	2,339,441
Reinvestment of distributions	197,256	284,467
Shares repurchased	(336,046)	(250,015)
Net increase in net assets resulting from capital share transactions	366,390	2,373,893

Total Increase in Net Assets	304,953	2,246,848

NET ASSETS:
Beginning of Year	4,931,108	2,684,260
End of Period	$5,236,061	$4,931,108

TRANSACTIONS IN SHARES:
Shares sold	52,212	239,768
Reinvestment of distributions	20,786	29,433
Shares repurchased	(35,185)	(26,043)
Net increase in shares outstanding	37,813	243,158

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund

STATEMENT OF CASH FLOWS

For the
Six Months Ended
March 31, 2022
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$190,641
Adjustments to reconcile the change in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(2,180,507)
Proceeds from principal paydowns	2,140,229
Proceeds from principal recovery	4,569
Net accretion of discounts	(20,894)
Net realized loss from investments	6,084
Net change in unrealized depreciation on investments	63,733
Changes in operating assets and liabilities:
Receivable from platforms	(34,110)
Interest receivable	(30,642)
Receivable from Advisor	17,641
Prepaid expenses and other assets	(12,049)
Accrued fund administration and accounting fees	614
Accrued custody fees	5,898
Accrued professional fees	(54,394)
Accrued transfer agent fees	(763)
Accrued shareholder servicing fees	2,208
Other accrued expenses	(2,112)
Net cash used in operating activities	96,146

CASH FLOWS FROM FINANCING ACTIVITIES:
Subscriptions, net of receivables	555,141
Distributions, net of reinvestments	(54,822)
Redemptions, net of payables	(586,031)
Net cash provided by financing activities	(85,712)

NET CHANGE IN CASH AND CASH EQUIVALENTS	10,434
Cash and cash equivalents at beginning of period	881,476
Cash and cash equivalents at end of period	$891,910

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund

FINANCIAL HIGHLIGHTS

Selected Data and Ratios (for a share outstanding throughout each period)

	For the				For the Period
	Six Months Ended		For the Year		December 31, 2019 (1)
	March 31, 2022		Ended		through
	(Unaudited)		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Period	$9.60		$9.92		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.48		1.00		0.93
Net realized and unrealized loss on investments	(0.12)		(0.34)		(0.29)
Total Income from Investment Operations	0.36		0.66		0.64

LESS DISTRIBUTIONS:
From net investment income	(0.46)		(0.98)		(0.72)
Total Distributions	(0.46)		(0.98)		(0.72)

Net Asset Value, End of Period	$9.50		$9.60		$9.92

Total Return(3)	3.66	% (4)	6.97%		6.57	% (4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,236		$4,931		$2,684
Ratio of expenses to average net assets
Before waivers and reimbursements	11.85	% (5)	15.84%		32.36	% (5)
Net of waivers and reimbursements	2.14	% (5)(6)	2.32	% (6)	2.41	% (5)(7)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.27	% (5)	(3.30)%		(17.50	%) (5)
Net of waivers and reimbursements	9.98	% (5)	10.22%		12.45	% (5)
Portfolio turnover rate	42	% (4)	53%		27	% (4)

(1)	Commenced operations on December 31, 2019.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and repurchase on the last day of the period at net asset value.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes loan servicing fees of 0.19% and 0.37% for the six month period ended March 31, 2022 and the twelve month period ended September 30, 2021, respectively, and tax expenses of less than 0.01% for the periods, that are not subject to the Expense Limitation Agreement. See Note 4.

(7)	Includes loan servicing fees of 0.46% that are not subject to the Expense Limitation Agreement. See Note 4.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1.	Organization

AlphaCentric Prime Meridian Income Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 16, 2016. The Fund commenced operations on December 31, 2019, and operates pursuant to an Agreement and Declaration of Trust (the “Declaration of Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Declaration of Trust or unless and until required by law.

The Fund is operated as an interval fund in accordance with rule 23c-3 under the 1940 Act, pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval by the Fund’s Board of Trustees (“Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline.

The Fund’s investment objective is to seek current income. The Fund seeks to achieve its investment objective by investing, directly or indirectly, in loans to consumers, small- and mid-sized companies, and other borrowers (including loans backed by real estate) originated through online platforms that provide a marketplace for lending (“Marketplace Loans”). The Fund’s Marketplace Loan investments originate predominantly from lending platforms based in the United States, a substantial portion of which having been made through purchases of whole loans and bridge loans. The Fund may also invest in receivables or merchant cash advances that are originated from lending platforms (“Marketplace Receivables”).

AlphaCentric Advisors LLC (the “Advisor”), a Delaware limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Prime Meridian Capital Management, LLC, a Nevada limited liability company, serves as sub-advisor (the “Sub-Advisor”) to the Fund. Under the general oversight by the Fund’s Board and supervision by the Advisor, the Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is composed of three independent trustees. Among other things, the Board adopts the investment and other policies of the Fund, appoints officers to manage the Fund’s day-to-day operations, selects the Fund’s investment advisors and other service providers and approves their fees, provides ongoing oversight of the performance of the Fund and its service providers, and oversees conflicts of interest as well as the Fund’s compliance program.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, for the purpose of financial reporting. The Fund’s financial statements are stated in U.S. dollars.

a) Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2022 (Unaudited)

b) Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Cash equivalents are recorded at fair value and considered Level 1 securities in the fair value hierarchy. As of March 31, 2022, cash equivalents consisted of $891,910 held in the U.S. Bank Money Market Deposit Account (“MMDA”). The MMDA bears interest at a variable rate that is determined based on market conditions and may change daily and by any amount. At March 31, 2022, the interest rate for the MMDA was 0.10%.

c) Receivable from Platforms

Receivable from platforms represents cash held in collection accounts at lending platforms.

d) Distribution of Income and Gains

The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses at least quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

e) Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from loan purchases. The changes in fair value of the Marketplace Loans are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in Marketplace Loans is calculated using specific identification. The Fund’s policy is to place loans on non-accrual status when there is reasonable doubt that interest income will be collected. The Fund will generally charge off a loan if (i) the platform charges off the loan, or (ii) the Advisor has determined that the loan does not have a recoverable value. Charge offs of outstanding principal balances are included in net realized gain (loss) from investments in the Statement of Operations.

f) Investment Transactions

Investment transactions are recorded on the trade date.

3.	Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures pursuant to which the Fund values its investments (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has delegated to the Fund’s Valuation Committee (the “Valuation Committee”) the responsibility for implementing the Valuation Procedures.

The vast majority of the Fund’s holdings are loans sourced through Marketplace Loans for which market quotations are not readily available. As of March 31, 2022, the Fund’s holdings were comprised of consumer and real estate loans. The Fund has engaged a third party pricing service (“Valuation Service Provider”) to provide the fair value of the Fund’s Marketplace Loan holdings. The Valuation Service Provider’s proprietary pricing procedures utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level models and roll rates and simulation-based FICO migration matrix and logistic regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). The forecasted cashflows as of the valuation date are discounted at a new risk-adjusted rate. The Advisor and Sub-Advisor monitor the application of the valuation

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2022 (Unaudited)

methodology and consult with the Valuation Service Provider to ensure proper valuation of the Fund’s holdings. The NAV of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of March 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$—	$—	$2,098,791	$2,098,791
Bridge Loans
Real Estate Loans	$—	$—	2,207,709	2,207,709
Total	$—	$—	$4,306,500	$4,306,500

The following is a reconciliation of Level 3 investments for the six months ended March 31, 2022:

	Consumer	Real Estate
	Loans	Loans
Beginning Balance – October 1, 2021	$950,579	$2,753,396
Acquisitions	1,631,507	549,000
Paydowns	(448,261)	(1,091,968)
Net realized losses	(10,653)	—
Change in unrealized appreciation/depreciation	(45,036)	(2,958)
Accretion of discounts	20,655	239
Ending Balance – March 31, 2022	$2,098,791	$2,207,709
Change in unrealized appreciation/depreciation on investments still held at March 31, 2022	$(53,489)	$(19,128)

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of March 31, 2022:

	Fair Value as of	Valuation			Weighted
Type of Investment	March 31, 2022	Techniques	Unobservable Inputs	Range	Average
Consumer Loans	$2,098,791	Discounted	Loss-Adjusted Discount Rate;	1.79%-47.37%	13.64%
		Cash Flow	Projected Loss Rate	0.00%-100.00%	18.04%
Real Estate Loans	2,207,709	Discounted	Loss-Adjusted Discount Rate;	1.90%-10.47%	5.46%
		Cash Flow	Projected Loss Rate	0.00%-0.89%	0.39%
Total	$4,306,500

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2022 (Unaudited)

During the six months ended March 31, 2022, the Fund had charge offs of $10,653 of outstanding principal on the loans and recoveries of $4,569, which resulted a net charge offs of $6,084. As of March 31, 2022, there was one loan placed on non-accrual status with a fair value of $0.

4.	Management Fee, Related Party Transactions and Other

The Fund entered into a management agreement (the “Management Agreement”) with the Advisor. Under the terms of the Management Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub-Advisor is paid by the Advisor, not the Fund. For the six months ended March 31, 2022, the Fund incurred management fees of $39,135.

The Fund entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Advisor. Pursuant to the Expense Limitation Agreement, the Advisor has agreed to waive its fees and/or pay Fund expenses to the extent necessary to limit the annual Fund operating expenses (which includes the Fund’s organizational and offering expenses (other than related legal fees which are paid by the Advisor) and ordinary operating expenses such as advisory fees, but excluding acquired fund fees and expenses, distribution fees, loan servicing fees, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, as well as non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses or Fund organization costs), to the extent that such Fund annual operating expenses exceed 1.95% of the Fund’s average daily net assets. The Expense Limitation Agreement will remain in effect until at least January 31, 2023, unless and until the Board approves its modification or termination. During the initial or any renewal term, the agreement may be terminated only with the approval of the Board. In consideration of the Advisor’s agreement to limit the annual Fund operating expenses, the Expense Limitation Agreement also provides that the Advisor may recoup from the Fund: (1) any fees waived and/or expenses paid pursuant to the agreement for a period of up to three years from the date of the waiver and/or expense payment, and (2) any organizational and offering expenses of the Fund (excluding legal fees incurred in connection with the organization and initial offering of the Fund) paid by the Advisor prior to the commencement of operations of the Fund for a period of up to three years from the day the Fund commenced operations, provided such recoupment does not cause the annual Fund operating expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment.

Through commencement of the Fund’s operations on December 31, 2019, the Advisor incurred organizational and offering costs on behalf of the Fund of $72,843 and $39,548, respectively. The Advisor has agreed to permanently waive the right to recoup $50,850 of the organizational costs incurred, and the remainder of the organizational and offering costs are subject to the recoupment provisions of the Expense Limitation Agreement. Organizational expenses are recorded as they are incurred and offering costs are amortized over the twelve months from the later of the commencement of the Fund’s operations or when incurred. The recoupment period for the unwaived organizational expenses incurred through December 31, 2019 expires on December 31, 2022. Since inception of the Fund, $1,279,555 of organizational and operating expenses have been waived or reimbursed and are subject to potential recovery.

	Expiring During	Expiring During	Expiring During
Expiring	the Fiscal Year	the Fiscal Year	the Fiscal Year
	Ending September	Ending September	Ending September
December 31, 2022	30, 2023	30, 2024	30, 2025	Total
$37,215	$439,916	$549,158	$253,266	$1,279,555

As of March 31, 2022, the Advisor believes that the likelihood of recoupment of fees is not probable.

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. Millennium Trust Company, LLC and U.S. Bank, N.A. serve as custodians for the securities and cash, respectively, of the Fund’s portfolio. Effective October 29, 2021, LendingClub Bank serves as custodian for the Fund’s cash maintained in transactional operating accounts on the LendingClub platform.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Fund with various management and legal administration services pursuant to a Management Services Agreement with the Fund. For these services, the Fund pays

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2022 (Unaudited)

MFund an annual fixed fee and an asset-based fee. Pursuant to a separate Compliance Services Agreement, MFund also provides chief compliance officer services to the Fund. For these services, the Fund pays MFund a monthly base fee plus an asset-based fee. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement and Compliance Services Agreement.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as the distributor of the Fund’s shares on a best effort basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at NAV. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

5.	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

At September 30, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$4,335,791
Gross unrealized appreciation	$56,694
Gross unrealized depreciation	(72,771)
Net unrealized depreciation	(16,077)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated losses	(122,359)
Total accumulated losses	$(138,436)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the investments in private investment funds.

At September 30, 2021, the Fund had long-term capital loss carryforwards and short-term capital loss carryforwards that will not expire of $87,119 and $35,240, respectively.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2022 (Unaudited)

The tax character of the distributions paid during the six months ended March 31, 2022, and the fiscal year ended September 30, 2021, were as follows:

	March 31,	September 30,
	2022	2021
Distributions paid from:
Ordinary income	$252,078	$397,124
Return of Capital	—	11,008
Total	$252,078	$408,132

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified to or from paid in capital. These reclassifications have no effect on NAV per share. For the fiscal year ended September 30, 2021, the following table shows the reclassifications made among tax components:

Paid in capital	$(11,008)
Total accumulated deficit	$11,008

These differences primarily relate to recharacterization of non-recoupable organizational costs in the Fund.

6.	Investment Transactions

Investment transactions for the six months ended March 31, 2022, excluding U.S. Government Obligations and short-term investments, were as follows:

Purchases of Investments	$2,180,507
Proceeds from Principal Paydowns and Sales of Investments	$1,840,229

7.	Distribution and Shareholder Services Plans

The Fund has adopted a distribution plan (the “Distribution Plan”). The Fund is authorized under the Distribution Plan to pay to the Distributor a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it undertakes to comply with the terms of Rule 12b-1. Under the Distribution Plan, the Fund would pay the Distributor a distribution fee at an annual rate of up to 0.75% of average daily net assets. As of March 31, 2022, the Fund has not implemented the Distribution Plan or imposed any distribution fees.

The Fund has adopted a “Shareholder Services Plan” under which the Fund may compensate financial industry professionals for providing ongoing services to shareholders. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund, the Advisor, or Sub-Advisor may reasonably request. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis up to 0.25% of its average daily net assets. Effective as of October 30, 2021, the Board has authorized implementation of such plan in an amount equal to 0.10% of the average daily net assets of the Fund. For the six months ended March 31, 2022, the Fund incurred $2,208 in expenses under the Shareholder Services Plan.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2022 (Unaudited)

8.	Risk Considerations

Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

a) Marketplace Loan Risk

Marketplace Loans are generally not rated and constitute a highly risky and speculative investment. There can be no assurance that payments due on underlying Marketplace Loans will be made.

b) Default Risk

The ability of the Fund to generate income through its investment in Marketplace Loans is dependent upon payments being made by the borrower underlying such Marketplace Loans. If a borrower is unable to make its payments on a Marketplace Loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

c) Prepayment Risk

In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment.

d) Private Investment Risk

The Fund, as a holder of securities issued by private investment funds, will bear a portion of the private funds’ expenses. These indirect costs may include management fees and performance fees paid to the private investment fund’s advisor or its affiliates. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to shareholders.

e) Platform Concentration Risk

A substantial portion of the Fund’s Marketplace Loan investments have originated from a limited number of platforms. A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms.

f) Servicer Risk

The Fund expects that all of its direct and indirect investments in loans originated by marketplace lending platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

g) Valuation Risk

Many of the Fund’s investments may be difficult to value. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. Amounts ultimately realized by the Fund on such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2022 (Unaudited)

9.	Repurchase Offers

As noted above, the Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below), or the next business day if the 14th is not a business day (each such pricing date, a “Repurchase Pricing Date”) . Repurchases are recorded on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

During the six months ended March 31, 2022, the Fund completed two repurchase offers. In each offer, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of the repurchase offers are as follows:

			Repurchase				Amount
Commencement	Repurchase	Repurchase	Offer	Shares	Amount	Shares	Paid for
Date	Request Deadline	Pricing Date	Amount	Tendered	Tendered	Repurchased	Repurchase
November 29, 2021	December 27, 2021	January 10, 2022	5%	24,908	$236,877	24,908	$236,877
February 7, 2022	March 4, 2022	March 18, 2022	5%	10,275	$99,154	10,275	$99,154

10.	Commitments and Contingencies

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Change in Independent Registered Public Accounting Firm

Deloitte & Touche LLP (“Deloitte”) served as the independent registered public accounting firm for the Fund to audit the financial statements for the fiscal year ended September 30, 2021.

The Board of Trustees engaged Cohen & Company Ltd. (“Cohen”) on December 21, 2021 to audit the Fund’s financial statements for the fiscal year ending September 30, 2022.

The report of Deloitte on the financial statements for the fiscal year ended September 30, 2021 and for the period December 31, 2019 through September 30, 2020, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with the audit for the fiscal year ended September 30, 2021, there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte would have caused them to make reference thereto in their report on the financial statements.

AlphaCentric Prime Meridian Income Fund
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT March 31, 2022 (Unaudited)

Renewal of Management Agreement between AlphaCentric Prime Meridian Income Fund (the “Fund”) and AlphaCentric Advisors LLC (“AlphaCentric”) and Sub-Advisory Agreement between AlphaCentric and Prime Meridian Capital Management, LLP (“Prime Meridian”) with respect to the Fund

At a meeting of the Fund’s Board of Trustees held in December , 2021, the Board, which is comprised of Trustees who are not “interested persons,” of the Fund as that term is defined in the Investment Company Act of 1940, as amended, , considered and approved the renewal for another year of both the management agreement between the Fund and AlphaCentric (the “Management Agreement”) and the sub-advisory agreement between AlphaCentric and Prime Meridian (the “Sub-Advisory Agreement”) with respect to the Fund.

In connection with the Board’s consideration of the renewal of the agreements as required by Section 15(c) of the Investment Company Act of 1940, the Board requested and received due diligence materials regarding factors relevant to the proposed renewals from AlphaCentric (the “AlphaCentric 15(c) Response”) and Prime Meridian (the “Prime Meridian 15(c) Response”), and also considered information presented at Board meetings throughout the year. The Board was assisted by independent legal counsel throughout the review process, and relied upon the advice of counsel and its own business judgment in evaluating the factors considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for the Fund with respect to the approval of the Management Agreement and Sub-Advisory Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement and Sub-Advisory Agreement.

Review of AlphaCentric’s 15(c) Responses

Nature, Extent, and Quality of Services. The Board reviewed the services AlphaCentric provides to the Fund and information concerning AlphaCentric’s operations, current staffing and financial condition, and compliance program. The Board considered its familiarity with the key personnel serving the Fund and discussed the consistency and quality of services provided by the team of professionals at AlphaCentric. The Board then discussed the firm’s strong culture of compliance and risk management programs. After further discussion and review of the AlphaCentric 15(c) Response, the Board concluded that AlphaCentric would continue to provide an acceptable level of services to the Fund.

Performance. The Board compared the returns of the Fund to those of its peer group, its benchmark indices, the Bloomberg U.S. 1-3 Year Credit Index and the Bloomberg U.S. High Yield Corporate Bond Index, and the Morningstar Nontraditional Bond category, for various periods ended September 30, 2021. The Board considered that the Fund had outperformed the Morningstar category average and the Bloomberg U.S. 1-3 Year Credit Index for the one-year period and since inception on December 31, 2019; outperformed the peer group average and Bloomberg U.S. High Yield Corporate Bond Index for the period since inception. The Board considered that the Fund had underperformed the peer group average and Bloomberg U.S. High Yield Corporate Bond Index for the one-year period. The Board considered AlphaCentric’s attribution of the Fund’s performance to the Fund’s investment approach that focused on reducing credit risk and investing in short-term loans, which caused the Fund to underperform funds that took on more credit risk during the one-year period. After further discussion, the Board determined that the Fund’s performance was acceptable.

Fees and Expenses. The Board considered that AlphaCentric’s management fee for the Fund was higher than the average and median advisory fees of the Fund’s peer group and the Morningstar category, but below the maximum management fees for the peer group and Morningstar category.

The Board considered that the Fund’s net expense ratio was lower than the average expense ratios of the peer group, but higher than the median expense ratio of the peer group and higher than the median and average for the Morningstar category, but within the range of net expenses of the peer group and Morningstar category. The Board noted that with the contractual expense cap in place, AlphaCentric and Prime Meridian were waiving all of their fees and reimbursing expenses. After further discussion, the Board concluded that the advisory fees payable to AlphaCentric were reasonable.

AlphaCentric Prime Meridian Income Fund
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (continued) March 31, 2022 (Unaudited)

Profitability. The Board reviewed a report from AlphaCentric analyzing the firm’s profitability with respect to its relationship with the Fund, and noted that AlphaCentric was managing the Fund at a loss. The Board concluded that the level of AlphaCentric’s profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits. The Board considered fall-out benefits received by AlphaCentric from its relationship with the Fund.

Economies of Scale. The Board considered AlphaCentric’s statement that Fund asset levels had not yet reached the point where the Fund would benefit from economies of scale. The Board determined, after further discussion, that economies of scale had not been reached and agreed that the matter of economies of scale would be revisited as the Fund’s assets materially increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Management Agreement. Having requested, reviewed, and discussed in depth such information from AlphaCentric as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Management Agreement was in the best interest of the Fund and its shareholders.

Review of Prime Meridian’s 15(c) Responses

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent and quality of services provided by the investment professionals at Prime Meridian. The Board reviewed information concerning Prime Meridian’s financial condition and resources, personnel, business operations, and compliance program. The Board considered that Prime Meridian managed the Fund’s portfolio in accordance with its principal strategies in seeking to achieve the Fund’s investment objective. The Board reviewed a copy of Prime Meridian’s Form ADV. After further discussion and review of the Prime Meridian 15(c) Response, the Board concluded that Prime Meridian would continue to provide an acceptable level of services to the Fund.

Performance. The Board compared the returns of the Fund to those of two private funds that Prime Meridian managed in a manner similar to that of the Fund—Prime Meridian Income Fund (the “Income Fund”) and Prime Meridian Real Estate Lending Fund (the “Real Estate Fund”)—for the one-year period ended September 30, 2021. The Board considered that the Fund had underperformed the Income Fund but outperformed the Real Estate Fund for the one-year period. The Board considered Prime Meridian’s attribution of the Fund’s performance, in connection with AlphaCentric, to the Fund’s investment approach that focused on reducing credit risk and investing in short-term loans, which caused the Fund to underperform funds that took on more credit risk during the one-year period. After further discussion, the Board determined that the Fund’s performance was acceptable.

Fees and Expenses. The Board considered that the sub-advisory fees paid to Prime Meridian with respect to the Fund were paid entirely by AlphaCentric. The Board noted that the sub-advisory fees payable to Prime Meridian were 50% of the 1.50% fee charged by AlphaCentric, and considered AlphaCentric and Prime Meridian’s view that the sub-advisory fee was reasonable in light of the specialized nature of the Fund’s portfolio management style. The sub-advisory fee payable to Prime Meridian was less than the amount that Prime Meridian charged to private funds that were managed in a similar manner. The Board noted that with the contractual expense cap in place, AlphaCentric and Prime Meridian were waiving all of their fees and reimbursing expenses. After further discussion, the Board concluded that the sub-advisory fees payable to Prime Meridian were reasonable.

Profitability. The Board reviewed a profitability analysis provided by Prime Meridian with respect to the Fund and noted that Prime Meridian was managing the Fund at a loss. After further discussion, the Board concluded that the level of Prime Meridian’s profitability with respect to the Fund did not raise any concerns.

“Fall-out” Benefits. The Board considered fall-out benefits received by Prime Meridian from its relationship with the Fund.

AlphaCentric Prime Meridian Income Fund
BOARD OF TRUSTEES’ APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (continued) March 31, 2022 (Unaudited)

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from Prime Meridian as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interest of the Fund and its shareholders.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-910-0412 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Part F of Form N-PORT is available without charge, upon request, by calling 1-888-910-0412, or on the Fund’s website at http://www.alphacentricfunds.com.

Schedule of Investments

The Fund’s complete schedule of investments is available without charge, upon request, by calling 1-888-910-0412, or on the SEC’s website at https://www.sec.gov as part of the Form N-CSR.

Investment Advisor	Legal Counsel
AlphaCentric Advisors LLC	Stradley Ronon Stevens & Young, LLP
53 Palmeras Street, Suite 601	2005 Market Street, Suite 2600
San Juan, PR 00901	Philadelphia, PA 19103

Investment Sub-Advisor	Distributor
Prime Meridian Capital Management, LLC	Foreside Fund Services, LLC
2121 N. California Blvd, Suite 830	3 Canal Plaza, Suite 100
Walnut Creek, CA 94596	Portland, ME 04101

Independent Registered Public Accounting Firm	Fund Administrator and Transfer Agent
Cohen & Company, Ltd.	U.S. Bank Global Fund Services
1350 Euclid Avenue, Suite 800	615 East Michigan Street
Cleveland, OH 44115	Milwaukee, WI 53202

Custodians	Management, Legal Administration and
LendingClub Bank	Compliance Services Provider
595 Market Street, Suite 200	MFund Services LLC
San Francisco, CA 94105	36 North New York Avenue
Huntington, NY 11743
Millennium Trust Company
2001 Spring Road, Suite 700
Oak Brook, IL 60523

U.S. Bank, National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
WHOLE LOANS - 40.1%
Consumer Loans - 40.1% (a)
171647609, 15.40%, 11/20/23	LendingClub	11/20/20	$1,957	$1,902	$1,892
171949148, 14.71%, 11/16/23	LendingClub	11/16/20	4,202	4,059	4,048
171975587, 15.40%, 12/02/25	LendingClub	12/02/20	14,836	13,957	13,907
172061073, 16.08%, 11/18/23	LendingClub	11/18/20	6,139	5,814	5,846
172124627, 14.02%, 11/19/23	LendingClub	11/19/20	3,640	3,470	3,480
172171302, 15.40%, 11/23/23	LendingClub	11/23/20	7,724	7,364	7,366
172410090, 16.08%, 12/04/25	LendingClub	12/04/20	8,192	7,758	7,715
172450861, 14.02%, 12/03/25	LendingClub	12/03/20	16,899	15,151	7,631
172526594, 16.08%, 12/03/25	LendingClub	12/03/20	8,670	8,210	8,147
172930301, 17.30%, 01/07/26	LendingClub	01/07/21	8,369	8,201	7,983
172953769, 10.81%, 01/04/24	LendingClub	01/04/21	5,856	5,755	5,750
173001562, 9.56%, 01/04/24	LendingClub	01/04/21	7,736	7,427	7,493
173189961, 13.33%, 01/04/24	LendingClub	01/04/21	6,575	6,451	6,368
173230532, 16.08%, 12/29/23	LendingClub	12/29/20	7,686	7,347	7,350
173245923, 15.40%, 01/04/26	LendingClub	01/04/21	12,449	12,135	11,970
173275380, 18.24%, 01/13/26	LendingClub	01/13/21	8,361	7,650	7,567
173282489, 14.71%, 01/07/24 (b)	LendingClub	01/07/21	4,130	4,068	1,475
173338471, 20.74%, 01/13/26	LendingClub	01/13/21	15,360	14,592	14,308
173339982, 18.24%, 12/31/23	LendingClub	12/31/20	6,764	6,321	6,296
173344582, 16.08%, 01/05/24	LendingClub	01/05/21	8,001	7,577	7,586
173358800, 19.95%, 01/13/24	LendingClub	01/13/21	13,592	12,709	12,672
173360905, 15.40%, 12/31/25	LendingClub	12/31/20	9,945	9,381	9,341
173377823, 19.95%, 01/04/26	LendingClub	01/04/21	12,187	11,541	11,305
173385054, 16.08%, 12/31/25	LendingClub	12/31/20	8,191	7,985	7,893
173397739, 18.24%, 01/04/26	LendingClub	01/04/21	10,172	9,761	9,551
173401158, 15.40%, 01/04/24	LendingClub	01/04/21	2,010	1,934	1,924
173421109, 14.02%, 01/04/24	LendingClub	01/04/21	6,599	6,391	6,342
173425721, 16.08%, 01/06/26	LendingClub	01/06/21	9,989	9,490	9,419
173428112, 18.24%, 01/04/26	LendingClub	01/04/21	8,456	8,274	8,062
173440757, 15.40%, 01/07/26	LendingClub	01/07/21	16,499	15,839	15,706
173452322, 20.74%, 01/04/26	LendingClub	01/04/21	10,188	10,162	9,834
173472479, 17.30%, 01/07/26	LendingClub	01/07/21	16,738	16,319	15,903
173480973, 19.95%, 01/29/24	LendingClub	01/29/21	6,789	6,314	6,320
173481448, 16.08%, 01/07/26	LendingClub	01/07/21	9,490	9,347	9,199
173537826, 14.02%, 01/06/26	LendingClub	01/06/21	8,278	8,153	8,033
173555296, 13.33%, 01/07/24	LendingClub	01/07/21	6,575	6,345	6,308
173586675, 19.12%, 01/07/26 (b)	LendingClub	01/07/21	9,033	8,898	846
173715688, 17.24%, 01/13/26	LendingClub	01/13/21	10,040	9,689	9,516
173916043, 12.74%, 01/25/24	LendingClub	01/25/21	3,277	3,081	3,099
174073400, 15.19%, 01/26/24	LendingClub	01/26/21	5,310	4,992	4,999
174167788, 13.24%, 02/01/24	LendingClub	02/01/21	6,561	6,168	6,190
182645812, 23.99%, 11/08/26	LendingClub	11/08/21	18,506	18,321	17,798
182823625, 28.99%, 11/18/26	LendingClub	11/18/21	6,974	6,834	6,664
182847100, 28.99%, 11/24/26	LendingClub	11/23/21	14,171	13,746	13,443
182926009, 25.99%, 11/12/26	LendingClub	11/12/21	10,431	10,118	9,858
182943768, 24.99%, 11/10/26 (b)	LendingClub	11/10/21	11,898	11,303	1,362
182976843, 16.99%, 11/10/26	LendingClub	11/10/21	9,563	9,563	9,396
183123528, 20.44%, 11/12/26	LendingClub	11/12/21	6,337	6,337	6,190
183167221, 28.99%, 11/16/26	LendingClub	11/16/21	9,298	8,926	8,706
183196256, 28.99%, 11/17/26	LendingClub	11/17/21	11,623	11,216	10,938
183289999, 28.99%, 11/19/26	LendingClub	11/19/21	5,811	5,724	5,582
183337972, 23.99%, 11/22/26	LendingClub	11/22/21	8,096	8,096	7,896
183380248, 16.99%, 11/24/26	LendingClub	11/23/21	1,721	1,713	1,688

183394979, 23.99%, 11/22/26	LendingClub	11/22/21	3,492	3,492	3,435
183489173, 23.99%, 11/24/26	LendingClub	11/24/21	19,277	19,277	18,828
183598008, 23.99%, 11/30/26	LendingClub	11/30/21	9,638	9,590	9,379
183657208, 28.99%, 12/09/26	LendingClub	12/09/21	16,454	15,960	15,624
183658618, 17.24%, 12/07/26	LendingClub	12/07/21	19,354	18,580	18,327
183694841, 28.99%, 12/09/26	LendingClub	12/09/21	19,682	19,091	18,736
183709052, 15.44%, 12/06/26	LendingClub	12/06/21	6,280	6,185	6,091
183714114, 15.44%, 12/06/26	LendingClub	12/06/21	14,008	13,798	13,587
183737266, 16.99%, 12/07/26	LendingClub	12/07/21	4,920	4,797	4,831
183741816, 23.99%, 12/08/26	LendingClub	12/08/21	5,839	5,781	5,630
183757303, 23.99%, 12/07/26	LendingClub	12/07/21	8,758	8,540	8,344
183839826, 18.49%, 12/07/26	LendingClub	12/07/21	14,531	14,314	14,015
183844896, 28.99%, 12/08/26	LendingClub	12/08/21	17,581	16,966	16,537
183878363, 16.49%, 12/07/26	LendingClub	12/07/21	3,799	3,799	3,750
183882265, 6.00%, 12/09/26	LendingClub	12/09/21	19,193	18,617	18,569
183897668, 24.99%, 12/09/26	LendingClub	12/09/21	3,506	3,489	3,399
183918274, 21.49%, 12/14/24	LendingClub	12/14/21	10,375	10,271	10,066
183932613, 20.99%, 12/09/26	LendingClub	12/09/21	19,417	19,319	18,914
183940931, 14.19%, 12/09/26	LendingClub	12/09/21	9,650	9,650	9,530
183964825, 24.99%, 12/13/26	LendingClub	12/13/21	9,739	9,496	9,270
183982510, 15.19%, 12/10/26	LendingClub	12/10/21	7,727	7,688	7,574
184105178, 23.99%, 12/14/26	LendingClub	12/14/21	13,960	13,751	13,446
184360530, 18.99%, 01/06/27	LendingClub	01/06/22	7,073	6,935	6,857
184568910, 18.99%, 12/31/26	LendingClub	12/31/21	19,592	19,112	18,767
184582862, 17.44%, 12/31/26	LendingClub	12/31/21	15,001	14,851	14,673
184595768, 18.49%, 12/30/26	LendingClub	12/30/21	9,687	9,687	9,534
184598994, 16.49%, 12/30/26	LendingClub	12/30/21	3,481	3,481	3,441
184642277, 16.99%, 01/03/27	LendingClub	01/03/22	11,742	11,685	11,518
184715908, 21.99%, 01/04/27	LendingClub	01/04/22	9,813	9,765	9,530
184719283, 14.19%, 01/04/27	LendingClub	01/04/22	5,298	5,221	5,188
184722604, 16.49%, 01/04/27	LendingClub	01/04/22	9,833	9,833	9,748
184755913, 21.99%, 01/06/27	LendingClub	01/06/22	9,813	9,574	9,359
184921834, 20.49%, 01/11/27	LendingClub	01/11/22	9,805	9,804	9,631
186432035, 7.09%, 02/25/25	LendingClub	03/01/22	4,598	4,530	4,524
186491341, 8.79%, 03/01/25	LendingClub	03/03/22	8,125	7,966	7,959
187697875, 12.49%, 03/29/25	LendingClub	03/31/22	7,500	7,425	7,425
163208217, 30.99%, 01/16/23	LendingClub	01/30/20	1,573	1,573	1,598
164014273, 26.99%, 01/17/23	LendingClub	01/30/20	4,234	4,234	4,218
164149433, 26.99%, 01/15/25 (b)	LendingClub	01/30/20	22,333	22,333	18,403
164176192, 29.96%, 01/17/23	LendingClub	01/30/20	1,877	1,877	1,912
164233307, 30.99%, 01/13/23	LendingClub	01/30/20	9,367	9,367	9,501
164363032, 29.41%, 01/16/23	LendingClub	01/30/20	4,436	4,436	4,506
164453124, 21.59%, 01/15/23	LendingClub	01/30/20	414	414	408
164549323, 25.21%, 01/14/23	LendingClub	01/30/20	2,212	2,212	2,206
164570836, 23.31%, 01/13/25	LendingClub	01/30/20	8,485	8,485	8,202
164606713, 22.33%, 01/14/23	LendingClub	01/30/20	3,272	3,272	3,238
164641464, 19.99%, 01/16/23	LendingClub	01/30/20	1,189	1,189	1,174
164717993, 30.99%, 01/13/23	LendingClub	01/30/20	2,965	2,965	2,985
164756845, 21.59%, 01/13/23	LendingClub	01/30/20	3,447	3,447	3,402
164816754, 26.19%, 01/13/23	LendingClub	01/30/20	1,222	1,222	1,216
164848741, 30.99%, 01/14/23	LendingClub	01/30/20	2,248	2,248	2,281
164916212, 30.99%, 01/15/23	LendingClub	01/30/20	2,698	2,698	2,751
164951573, 21.59%, 01/15/23	LendingClub	01/30/20	689	689	681
165055308, 29.96%, 01/17/23	LendingClub	01/30/20	2,451	2,451	2,490
165058585, 30.99%, 01/17/23	LendingClub	01/30/20	8,704	8,704	8,791
165446373, 17.29%, 01/24/23	LendingClub	01/30/20	2,648	2,648	2,616
183535522, 17.99%, 12/27/24	LendingClub	12/28/21	2,058	2,077	2,059
183615887, 13.99%, 12/27/24	LendingClub	12/28/21	9,313	9,400	9,319
183691129, 18.49%, 12/27/24	LendingClub	12/28/21	10,297	10,393	10,299
183776530, 21.99%, 12/27/24	LendingClub	12/28/21	5,636	5,688	5,617
183824964, 28.24%, 12/27/26	LendingClub	12/28/21	6,833	6,900	6,792

183845635, 22.24%, 12/27/24	LendingClub	12/28/21	9,395	9,484	9,363
184176809, 26.74%, 12/27/26	LendingClub	12/28/21	11,702	11,816	11,633
184197962, 23.99%, 12/27/24	LendingClub	12/28/21	11,294	11,400	11,253
184199273, 30.99%, 12/27/26	LendingClub	12/28/21	18,582	18,764	18,356
184237668, 25.49%, 12/27/26	LendingClub	12/28/21	8,744	8,829	8,685
184303917, 13.99%, 12/27/24	LendingClub	12/28/21	5,239	5,287	5,239
184341030, 30.99%, 12/27/24	LendingClub	12/28/21	8,524	8,605	8,437
184361660, 28.49%, 12/27/24	LendingClub	12/28/21	2,835	2,862	2,815
184362215, 15.99%, 12/27/24	LendingClub	12/28/21	18,673	18,847	18,681
184370830, 17.99%, 12/27/24	LendingClub	12/28/21	5,146	5,194	5,147
184388558, 26.99%, 12/27/24	LendingClub	12/28/21	5,662	5,716	5,623
184395525, 27.99%, 12/27/24	LendingClub	12/28/21	9,462	9,552	9,421
184397053, 30.99%, 12/27/26	LendingClub	12/28/21	14,670	14,814	14,492
184398398, 30.99%, 12/27/26	LendingClub	12/28/21	7,831	7,908	7,747
184403525, 17.99%, 12/27/24	LendingClub	12/28/21	3,742	3,777	3,743
184406135, 30.99%, 12/27/26	LendingClub	12/28/21	8,870	8,957	8,682
184414413, 15.74%, 12/27/24	LendingClub	12/28/21	4,480	4,522	4,482
184416593, 30.99%, 12/27/24	LendingClub	12/28/21	2,325	2,347	2,288
184416749, 30.99%, 12/27/26 (b)	LendingClub	12/28/21	11,914	12,031	2,478
184416777, 24.99%, 12/27/24	LendingClub	12/28/21	2,770	2,796	2,749
184417757, 19.49%, 12/27/26	LendingClub	12/28/21	9,696	9,790	9,659
184417758, 30.49%, 12/27/24	LendingClub	12/28/21	2,840	2,867	2,811
184429316, 28.49%, 12/27/24	LendingClub	12/28/21	1,418	1,431	1,407
184430130, 30.99%, 12/27/26	LendingClub	12/28/21	9,780	9,876	9,661
184447010, 28.99%, 12/27/26	LendingClub	12/28/21	7,032	7,101	6,989
184450399, 30.99%, 12/27/24	LendingClub	12/28/21	5,704	5,752	5,681
184455585, 17.99%, 12/27/24	LendingClub	12/28/21	1,871	1,889	1,872
184459335, 19.99%, 12/27/24	LendingClub	12/28/21	22,499	22,709	22,459
184460455, 30.99%, 12/27/26	LendingClub	12/28/21	10,758	10,863	10,627
184463085, 30.99%, 12/27/24	LendingClub	12/28/21	1,894	1,912	1,875
184463310, 26.49%, 12/27/24	LendingClub	12/28/21	8,584	8,665	8,526
184463486, 30.99%, 12/27/24	LendingClub	12/28/21	7,271	7,337	7,181
184463650, 15.74%, 12/27/24	LendingClub	12/28/21	7,467	7,537	7,471
184463700, 18.99%, 01/18/27	LendingClub	01/20/22	5,167	5,167	5,102
184464380, 30.99%, 12/27/26	LendingClub	12/28/21	19,560	19,752	19,322
184466611, 21.99%, 12/27/26	LendingClub	12/28/21	24,291	24,526	24,194
184466831, 30.99%, 12/27/24	LendingClub	12/28/21	2,333	2,355	2,323
184467082, 20.99%, 12/27/24	LendingClub	12/28/21	4,692	4,736	4,683
184467823, 17.99%, 12/27/24	LendingClub	12/28/21	18,712	18,886	18,716
184469051, 26.99%, 12/27/24	LendingClub	12/28/21	6,040	6,097	5,998
184470793, 27.99%, 12/27/24	LendingClub	12/28/21	11,336	11,442	11,255
184471643, 30.99%, 12/27/26	LendingClub	12/28/21	14,670	14,814	14,492
184472663, 27.49%, 12/27/26	LendingClub	12/28/21	9,757	9,852	9,699
184473552, 17.49%, 12/27/24	LendingClub	12/28/21	11,221	11,326	11,224
184474636, 24.99%, 12/27/24	LendingClub	12/28/21	3,737	3,771	3,722
184475340, 30.99%, 12/27/24	LendingClub	12/28/21	2,273	2,295	2,250
184476554, 30.99%, 12/27/24	LendingClub	12/28/21	4,262	4,302	4,218
184477367, 30.99%, 12/27/26	LendingClub	12/28/21	4,890	4,938	4,831
184477733, 30.99%, 12/27/24	LendingClub	12/28/21	4,736	4,781	4,687
184481397, 28.99%, 12/27/24	LendingClub	12/28/21	9,455	9,544	9,387
184485635, 30.99%, 12/27/26	LendingClub	12/28/21	9,700	9,794	9,575
184487239, 19.99%, 12/27/24	LendingClub	12/28/21	4,793	4,838	4,785
184487535, 24.99%, 12/27/24	LendingClub	12/28/21	5,651	5,704	5,613
184519976, 30.99%, 01/18/27	LendingClub	01/20/22	5,913	5,913	5,767
184784913, 27.99%, 01/18/25	LendingClub	01/20/22	2,312	2,312	2,273
185049440, 23.99%, 01/18/25	LendingClub	01/20/22	961	961	948
185101413, 29.74%, 01/18/27	LendingClub	01/20/22	4,925	4,925	4,804
185170623, 16.99%, 01/18/25	LendingClub	01/20/22	9,184	9,184	9,105

185181915, 16.99%, 01/18/24	LendingClub	01/20/22	6,029	6,029	5,979
185204609, 24.99%, 01/18/25	LendingClub	01/20/22	1,455	1,455	1,442
185209914, 23.99%, 01/18/25	LendingClub	01/20/22	2,403	2,403	2,370
185212569, 27.49%, 01/18/26	LendingClub	01/20/22	19,621	19,621	19,371
185219366, 22.99%, 01/18/25	LendingClub	01/20/22	9,605	9,605	9,475
185223458, 18.49%, 01/18/27	LendingClub	01/20/22	9,793	9,793	9,670
185224281, 19.99%, 01/18/25	LendingClub	01/20/22	11,504	11,504	11,377
185231280, 17.99%, 01/18/25	LendingClub	01/20/22	4,787	4,787	4,745
185338159, 29.49%, 02/11/25	LendingClub	02/15/22	14,736	14,736	14,473
185347789, 30.49%, 02/11/26	LendingClub	02/15/22	4,946	4,946	4,855
185399718, 30.99%, 02/11/25	LendingClub	02/15/22	9,385	9,385	9,214
185439817, 26.99%, 02/11/25	LendingClub	02/15/22	3,534	3,534	3,488
185468119, 22.99%, 02/11/25	LendingClub	02/15/22	3,922	3,922	3,880
185509674, 29.74%, 02/11/25	LendingClub	02/15/22	14,923	14,923	14,915
185561544, 30.99%, 02/11/27	LendingClub	02/15/22	19,857	19,857	19,501
185689040, 30.99%, 02/11/25	LendingClub	02/15/22	2,162	2,162	2,123
185735111, 21.49%, 02/11/27	LendingClub	02/15/22	23,774	23,774	23,517
185809208, 30.99%, 02/11/26	LendingClub	02/15/22	4,749	4,749	4,714
185921909, 30.99%, 02/11/25	LendingClub	02/15/22	12,777	12,777	12,547
185927616, 28.99%, 02/14/25	LendingClub	02/16/22	982	982	970
185998007, 22.74%, 02/11/25	LendingClub	02/15/22	980	980	970
186023602, 21.99%, 02/11/27	LendingClub	02/15/22	24,768	24,768	24,475
186064191, 15.99%, 02/11/24	LendingClub	02/15/22	4,822	4,822	4,794
186066793, 30.99%, 02/11/25	LendingClub	02/15/22	4,914	4,914	4,826
186071477, 28.99%, 02/11/25	LendingClub	02/15/22	2,947	2,947	2,908
186090313, 30.99%, 02/11/25	LendingClub	02/15/22	5,504	5,504	5,405
186105067, 20.49%, 02/11/25	LendingClub	02/15/22	2,547	2,547	2,527
186112970, 30.99%, 02/11/27	LendingClub	02/15/22	11,914	11,914	11,700
186112971, 17.99%, 02/11/25	LendingClub	02/15/22	2,946	2,945	2,937
186118303, 24.99%, 02/11/25	LendingClub	02/15/22	3,924	3,924	3,874
186126706, 30.99%, 02/11/27	LendingClub	02/15/22	8,889	8,889	8,704
186132867, 30.99%, 02/11/25	LendingClub	02/15/22	2,949	2,948	2,895
186132922, 12.54%, 02/11/25	LendingClub	02/15/22	9,784	9,784	9,766
186134274, 17.99%, 02/11/25	LendingClub	02/15/22	6,999	6,999	6,956
186136649, 30.99%, 02/11/25	LendingClub	02/15/22	3,538	3,538	3,475
186136774, 19.99%, 02/11/25	LendingClub	02/15/22	6,876	6,876	6,857
186136784, 15.74%, 02/11/25	LendingClub	02/15/22	6,720	6,720	6,672
186141899, 24.99%, 02/11/25	LendingClub	02/15/22	3,434	3,434	3,390
186142053, 25.49%, 02/11/27	LendingClub	02/15/22	15,866	15,866	15,643
186143344, 26.49%, 02/11/26	LendingClub	02/15/22	10,276	10,276	10,130
186144954, 28.49%, 02/11/27	LendingClub	02/15/22	17,862	17,862	17,631
186149058, 30.99%, 02/11/25	LendingClub	02/15/22	1,966	1,966	1,930
186150988, 30.49%, 02/11/25	LendingClub	02/15/22	24,567	24,567	24,126
186152115, 15.99%, 02/11/25	LendingClub	02/15/22	4,891	4,891	4,862
186152464, 30.99%, 02/11/27	LendingClub	02/15/22	12,347	12,347	12,293
186152678, 24.99%, 02/11/25	LendingClub	02/15/22	3,826	3,826	3,777
186153496, 30.99%, 02/11/27	LendingClub	02/15/22	14,893	14,893	14,625
186155024, 18.99%, 02/11/25	LendingClub	02/15/22	3,487	3,487	3,465
186155205, 18.74%, 02/11/27	LendingClub	02/15/22	5,939	5,939	5,880
186155341, 15.49%, 02/11/25	LendingClub	02/15/22	3,423	3,423	3,403
186156211, 30.99%, 02/11/27	LendingClub	02/15/22	17,872	17,871	17,551
186157752, 30.99%, 02/11/27	LendingClub	02/15/22	11,914	11,914	11,700
186158108, 15.99%, 02/11/25	LendingClub	02/15/22	5,882	5,882	5,872
186158605, 30.99%, 02/11/25	LendingClub	02/15/22	12,822	12,821	12,742
186158727, 17.99%, 02/11/25	LendingClub	02/15/22	4,932	4,932	4,931
186159356, 30.99%, 02/11/27	LendingClub	02/15/22	10,475	10,475	10,287
186160312, 24.99%, 02/11/25	LendingClub	02/15/22	14,716	14,716	14,528
186165090, 15.99%, 02/11/25	LendingClub	02/15/22	5,882	5,882	5,867

186165112, 28.99%, 02/11/25	LendingClub	02/15/22	4,911	4,911	4,846
186165332, 30.99%, 02/11/27	LendingClub	02/15/22	4,964	4,964	4,875
186165420, 28.99%, 02/11/25	LendingClub	02/15/22	1,179	1,179	1,163
186167526, 23.99%, 02/11/25	LendingClub	02/15/22	5,885	5,885	5,821
186170176, 13.99%, 02/11/25	LendingClub	02/15/22	9,775	9,775	9,717
160708165, 16.12%, 11/15/24	LendingClub	02/19/20	9,445	8,879	9,009
161523634, 17.74%, 11/08/22	LendingClub	03/04/20	3,779	3,566	3,725
161565701, 18.62%, 11/08/24	LendingClub	02/19/20	7,096	6,493	6,765
161657418, 18.62%, 11/12/24	LendingClub	02/19/20	9,677	8,951	9,237
161704640, 18.62%, 11/12/24	LendingClub	02/20/20	12,900	11,803	12,312
161741565, 16.95%, 11/15/24	LendingClub	02/19/20	12,712	12,012	12,123
161908462, 17.74%, 11/15/24	LendingClub	02/19/20	9,602	9,026	9,156
163899498, 11.71%, 12/31/22	LendingClub	01/16/20	1,417	1,400	1,389
164519373, 7.56%, 01/28/23	LendingClub	05/22/20	3,610	3,357	3,571
164938162, 14.30%, 01/28/25	LendingClub	02/13/20	8,245	7,895	7,789
165204262, 25.65%, 01/28/23	LendingClub	07/24/20	29	24	28
165287847, 11.71%, 01/30/23	LendingClub	07/24/20	1,405	1,251	1,384
165594779, 10.33%, 01/28/25	LendingClub	02/18/20	8,777	8,470	8,315
165603303, 20.55%, 02/04/25	LendingClub	02/14/20	1,133	1,066	1,098
165836621, 8.81%, 02/04/23	LendingClub	05/04/20	6,042	5,559	5,962
166595031, 17.74%, 02/12/23	LendingClub	07/24/20	726	662	711
166633377, 13.08%, 02/27/23	LendingClub	09/09/20	4,075	3,199	3,968
166645557, 17.74%, 02/14/23	LendingClub	03/05/20	5,511	5,167	5,374
166676755, 17.74%, 03/13/25	LendingClub	10/08/20	14,721	13,764	13,990
167094451, 14.30%, 02/24/23	LendingClub	07/28/20	3,880	3,424	3,762
167190347, 13.08%, 02/24/23	LendingClub	07/27/20	1,375	1,265	1,346
167369199, 25.65%, 02/26/23 (b)	LendingClub	07/24/20	3,507	2,955	2,870
167374459, 15.24%, 02/26/23	LendingClub	09/02/20	532	479	522
167464521, 11.71%, 02/27/23	LendingClub	09/02/20	5,151	4,610	5,048
167503134, 8.19%, 02/28/23	LendingClub	09/24/20	2,835	2,707	2,766
167523901, 16.95%, 03/09/23	LendingClub	09/02/20	2,344	2,075	2,283
167669367, 17.74%, 03/03/23	LendingClub	07/24/20	5,433	4,781	5,324
167903543, 7.02%, 03/06/23	LendingClub	06/15/20	1,784	1,615	1,760
167918460, 7.56%, 03/06/23	LendingClub	09/30/20	8,253	7,964	8,063
168129697, 10.33%, 03/10/23	LendingClub	09/09/20	2,671	2,070	2,590
168130519, 13.08%, 03/10/23	LendingClub	07/24/20	1,342	1,225	1,309
168132569, 17.74%, 04/14/23	LendingClub	10/19/20	2,967	2,789	2,864
168172636, 18.62%, 04/14/23	LendingClub	10/15/20	3,623	3,334	3,503
168173979, 15.24%, 03/13/23	LendingClub	09/28/20	7,753	5,698	6,441
168183156, 7.56%, 03/11/23	LendingClub	06/12/20	2,260	2,102	2,229
168200504, 6.46%, 03/13/23	LendingClub	06/12/20	3,388	3,151	3,341
168220915, 20.55%, 04/14/25	LendingClub	10/07/20	15,532	14,289	14,741
168303877, 11.02%, 03/13/23	LendingClub	09/22/20	1,838	1,328	1,516
168306633, 8.81%, 03/16/23	LendingClub	06/15/20	3,441	3,182	3,395
168345597, 14.30%, 03/17/23	LendingClub	07/28/20	1,522	1,347	1,485
168365641, 8.81%, 03/16/23	LendingClub	07/24/20	3,630	3,376	3,580
168429535, 0.00%, 03/17/23 (b)(c)	LendingClub	09/25/20	21,624	15,785	—
168556628, 23.05%, 03/19/23	LendingClub	07/27/20	1,247	1,010	1,216
168602126, 14.30%, 04/14/23	LendingClub	10/29/20	4,368	4,128	4,249
168607697, 17.74%, 04/27/23	LendingClub	10/22/20	2,542	2,389	2,466
168615219, 16.95%, 04/15/23	LendingClub	10/20/20	3,574	3,359	3,463
168652487, 14.30%, 04/14/23	LendingClub	10/19/20	4,933	4,686	4,806
168657591, 18.62%, 03/27/23	LendingClub	10/19/20	1,189	1,082	1,157
Total Whole Loans				2,173,269	2,098,791

BRIDGE LOANS - 42.1%
Real Estate Loans - 42.1% (a)(d)
39028, 8.75%, 04/30/23	Fund That Flip	04/01/21	50,000	50,000	48,062
39301, 9.50%, 05/26/22	Fund That Flip	03/31/21	50,000	50,000	48,034
39333, 8.50%, 04/15/23	Fund That Flip	08/31/21	30,000	30,000	29,110

39753, 9.00%, 01/15/23 (b)	Fund That Flip	03/24/21	50,000	50,000	49,872
40671, 8.75%, 09/19/22	Fund That Flip	03/29/21	50,000	50,000	48,575
40785, 8.25%, 02/25/23	Fund That Flip	03/29/21	50,000	50,000	49,233
40833, 8.75%, 06/18/22	Fund That Flip	04/22/21	36,000	36,000	34,668
40969, 9.00%, 10/05/22 (b)	Fund That Flip	04/09/21	50,000	50,000	50,364
41159, 8.50%, 03/11/23	Fund That Flip	03/29/21	58,000	58,000	55,849
41164, 8.50%, 04/14/22	Fund That Flip	04/23/21	2,922	2,922	2,813
41250, 10.00%, 10/27/23 (b)	Fund That Flip	07/19/21	40,000	40,000	40,231
41289, 8.50%, 12/22/22	Fund That Flip	03/29/21	50,000	50,000	48,836
41515, 9.25%, 06/23/22	Fund That Flip	08/16/21	17,003	17,003	16,516
41663, 9.50%, 04/02/23 (b)	Fund That Flip	04/06/21	30,000	30,000	29,847
41710, 9.25%, 04/15/23	Fund That Flip	04/22/21	35,000	35,000	33,586
41711, 9.50%, 04/02/23 (b)	Fund That Flip	04/06/21	30,000	30,000	29,847
41923, 10.00%, 12/10/22 (b)	Fund That Flip	07/19/21	40,000	40,000	40,231
42127, 8.75%, 04/30/23	Fund That Flip	05/06/21	30,000	30,000	28,864
42375, 9.00%, 07/15/22	Fund That Flip	09/30/21	30,000	30,000	29,323
42811, 8.50%, 04/28/23	Fund That Flip	11/30/21	41,000	41,000	40,176
42887, 8.50%, 07/09/22	Fund That Flip	07/19/21	40,000	40,000	38,943
43028, 8.75%, 07/29/22	Fund That Flip	08/16/21	30,000	30,000	29,237
43347, 8.75%, 08/03/22	Fund That Flip	08/16/21	30,000	30,000	29,285
44866, 8.50%, 08/10/22	Fund That Flip	12/09/21	45,000	45,000	44,344
45227, 9.00%, 09/21/22	Fund That Flip	10/13/21	50,000	50,000	49,055
54018, 8.50%, 08/16/22	Fund That Flip	12/08/21	40,000	40,000	39,413
54682, 8.25%, 08/19/22	Fund That Flip	12/09/21	40,000	40,000	39,433
56212, 9.00%, 01/21/23	Fund That Flip	02/24/22	40,000	40,000	39,841
56260, 8.50%, 07/20/22	Fund That Flip	02/24/22	40,000	40,000	39,756
184333436, 9.00%, 01/01/26	Patch of Land	01/02/20	25,000	25,000	24,994
184333602, 9.00%, 01/01/25	Patch of Land	01/16/20	25,000	25,000	24,994
184333907, 8.75%, 06/01/22	Patch of Land	02/10/20	20,000	20,000	19,995
184333908, 9.00%, 06/01/22	Patch of Land	02/10/20	15,000	15,000	14,996
184333924, 9.20%, 06/01/22	Patch of Land	02/11/20	25,000	25,000	24,994
184333926, 9.20%, 06/01/22 (b)	Patch of Land	02/11/20	25,000	25,000	21,531
184333968, 9.20%, 06/01/22 (b)	Patch of Land	02/14/20	25,000	25,000	21,531
184334431, 10.50%, 04/01/27	Patch of Land	05/26/20	9,000	9,000	8,998
184335020, 9.20%, 02/01/26	Patch of Land	01/04/21	10,000	10,000	9,998
184335040, 8.75%, 04/01/27	Patch of Land	01/12/21	21,000	21,000	20,996
17406, 11.00%, 12/31/22 (b)	Sharestates	01/02/20	25,000	25,000	24,627
17409, 10.00%, 05/31/22	Sharestates	01/02/20	25,000	25,000	24,843
17463, 9.00%, 05/31/22	Sharestates	01/16/20	28,000	28,000	27,848
17920, 8.00%, 09/30/22	Sharestates	02/11/20	25,000	25,000	24,872
17922, 9.00%, 08/31/22	Sharestates	02/11/20	13,071	13,071	11,571
17923, 8.50%, 12/31/22	Sharestates	02/11/20	25,000	25,000	23,577
18070, 8.75%, 03/31/23	Sharestates	02/24/20	30,000	30,000	29,823
18833, 8.75%, 06/30/22	Sharestates	07/17/20	25,000	25,000	24,922
19234, 9.50%, 08/31/22 (b)	Sharestates	11/20/20	30,000	30,000	26,658
19238, 10.00%, 08/31/22 (b)	Sharestates	11/24/20	30,000	30,000	26,659
19356, 9.00%, 03/31/23	Sharestates	12/29/20	10,000	10,000	9,946
19434, 9.00%, 09/30/25 (b)	Sharestates	01/19/21	20,000	20,000	17,974
19675, 9.25%, 01/31/23	Sharestates	03/09/21	31,000	31,000	30,708
19681, 8.75%, 12/31/22	Sharestates	03/12/21	23,000	23,000	22,012
19682, 8.75%, 04/30/23	Sharestates	03/12/21	40,000	40,000	39,746
19684, 10.50%, 02/28/23 (b)	Sharestates	03/12/21	45,000	45,000	44,736
19690, 9.00%, 08/31/22	Sharestates	03/12/21	45,000	45,000	44,967
19711, 11.00%, 06/30/22 (b)	Sharestates	03/17/21	40,000	40,000	39,723
20164, 10.00%, 03/31/23	Sharestates	06/24/21	15,000	15,000	14,903
20208, 10.00%, 02/28/23	Sharestates	06/29/21	35,000	35,000	34,834
20327, 9.25%, 03/31/24 (b)	Sharestates	07/28/21	37,000	37,000	36,720
20347, 9.00%, 07/31/22	Sharestates	07/30/21	35,000	35,000	34,854
20403, 9.00%, 08/31/22	Sharestates	08/20/21	29,000	29,000	28,892
20454, 9.50%, 08/31/22 (b)	Sharestates	09/07/21	50,000	50,000	48,902
20636, 9.50%, 03/31/23	Sharestates	10/01/21	30,000	30,000	29,693
20681, 9.00%, 10/31/22	Sharestates	10/14/21	35,000	35,000	34,904

20742, 11.00%, 07/31/22	Sharestates	10/25/21	23,000	23,000	22,889
20812, 11.00%, 05/31/22	Sharestates	11/17/21	40,000	40,000	39,755
20890, 8.25%, 08/31/22	Sharestates	12/03/21	50,000	50,000	49,878
20909, 8.50%, 08/31/22	Sharestates	12/09/21	40,000	40,000	39,902
Total Bridge Loans				2,253,996	2,207,709

Total Investments - 82.2%				4,427,265	4,306,500

Other Assets in Excess of Liabilities - 17.8%					929,561

TOTAL NET ASSETS - 100.0%					$5,236,061

(a)	Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the “Advisor”) pursuant to policies approved by the Board of Trustees of the Fund.

(b)	Past-due loan.

(c)	Non-income producing.

(d)	Short-term loans backed by single-family, multi-family and commercial properties.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 10/01/21-10/31/21	0	$0	0	$0
Month #2 11/01/21-11/30/21	0	$0	0	$0
Month #3* 12/01/21-12/31/21	24,908	$9.51	24,908	$272,048
Month #4 01/01/22-01/31/22	0	$0	0	$0
Month #5 02/01/22-02/28/22	0	$0	0	$0
Month #6** 03/01/22-03/31/22	10,275	$9.65	10,275	$266,942
Total	35,183	$9.55	35,183	$538,990

* The Fund issued a repurchase offer on November 29, 2021. The repurchase offer enabled up to 28,607 shares to be redeemed by shareholders. The repurchase shares were paid out at the January 10, 2022 net asset value per share. The repurchase offer expired on December 27, 2021.

** The Fund issued a repurchase offer on February 7, 2022. The repurchase offer enabled up to 27,662 shares to be redeemed by shareholders. The repurchase shares were paid out at the March 18, 2022 net asset value per share. The repurchase offer expired on March 4, 2022.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed December 10, 2020.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. None.

(4) Change in the registrant’s independent public accountant. Filed herewith.

Deloitte & Touche LLP (“Deloitte”) served as the independent registered public accounting firm for the Fund to audit the financial statements for the fiscal year ended September 30, 2021.

The Board of Trustees engaged Cohen & Company Ltd. (“Cohen”) on December 21, 2021 to audit the Fund’s financial statements for the fiscal year ending September 30, 2022.

The report of Deloitte on the financial statements for the fiscal year ended September 30, 2021 and for the period December 31, 2019 through September 30, 2020, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with the audit for the fiscal year ended September 30, 2021, there have been no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte would have caused them to make reference thereto in their report on the financial statements.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AlphaCentric Prime Meridian Income Fund

By: /s/ George F. Amrhein, Jr.

George F. Amrhein, Jr., President

(Principal Executive Officer)

Date: 6/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George F. Amrhein, Jr.

George F. Amrhein, Jr., President

(Principal Executive Officer)

Date: 6/1/2022

By: /s/ Rocco DiBenedetto

Rocco DiBenedetto, Treasurer

(Principal Financial Officer)

Date: 6/1/2022